Oil and Gas Properties (Tables)	3 Months Ended
Mar. 31, 2022
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
December 31, 2020	$1,236,954	$987,519	$2,224,473
Expenditures	66,122	-	66,122
Depletion	(188,446)	(227,240)	(415,686)
Change in estimate	(459,601)	5,305	(454,296)
December 31, 2021	655,029	765,584	1,420,613
Expenditures	535,694	-	535,694
Depletion	(25,640)	(40,909)	(66,549)
Change in estimate	(828,376)	(4,615)	(832,991)
March 31, 2022	$336,707	$720,060	$1,056,767